Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
	Level 1	Level 2	Level 3	Total
As of December 31, 2021
Assets:
Investment – Cansativa	—	—	1,458	1,458
Total Assets	$—	$—	$1,458	$1,458
Liabilities:
Loans and borrowings	—	7,396	—	7,396
Warrant liability	—	—	2,205	2,205
Convertible notes	—	17,699	—	17,699
Total Liabilities	$—	$25,095	$2,205	$27,300
As of December 31, 2020
Assets:
Investment – Cansativa	—	—	1,553	1,553
Total Assets	$—	$—	$1,553	$1,553
Liabilities:
Loans and borrowings	$—	$6,701	$—	$6,701
Warrant Liability	—	—	19,061	$19,061
Convertible notes	—	27,142	—	27,142
Total Liabilities	$—	$33,843	$19,061	$52,904

Schedule of change in fair value of warrant liabilities related to private warrants
Private Placement Warrants:	Total Warrant Liability
Warrant liability at December 31, 2020	$19,061
Change in fair value of warrant liability	(16,856)
Warrant liability at December 31, 2021	$2,205

Schedule of the fair value of its private warrants using the Monte Carlo simulation model
	As of
	December 31, 2021	December 31, 2020
Risk-free interest rate	1.11%	0.43%
Expected volatility	60%	60%
Share Price	$3.10	$8.90
Exercise Price	$11.50	$11.50
Expiration date	December 18, 2025	December 18, 2025